Other Long-term Liabilities, Net (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013 former_executive_officers	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Liabilities and Other Liabilities, Noncurrent [Line Items]
Accrued insurance liability			$ 42,401,000	$ 39,575,000
Unfavorable leases, net of accumulated amortization of $21,625 and $18,891 at December 31, 2012 and 2011, respectively			57,359,000	62,012,000
Accumulated amortization, unfavorable leases			21,625,000	18,891,000
Deferred gain on Sale-Leaseback Transaction, net of accumulated amortization of $1,610 at December 31, 2012			39,149,000	0
Sale leaseback transaction, cumulative gain recognized			1,610,000	0
Other long-term liabilities			23,129,000	23,288,000
Total other long-term liabilities, net	261,955,000		264,244,000	218,752,000
Number of former executive officers who had life insurance policies terminated	2
Payments made for the purchase of Company-owned life insurance or the termination of split-dollar life insurance policies	372,000	350,000	6,451,000	2,027,000	2,405,000
Net gain on termination of split-dollar life insurance policies	2,200,000
Split-Dollar Life Insurance Policies [Member]
Accrued Liabilities and Other Liabilities, Noncurrent [Line Items]
Payments made for the purchase of Company-owned life insurance or the termination of split-dollar life insurance policies	2,200,000
Other long-term liabilities, net
Accrued Liabilities and Other Liabilities, Noncurrent [Line Items]
Split dollar insurance liability, noncurrent	10,100,000		14,300,000	13,400,000
Minimum
Accrued Liabilities and Other Liabilities, Noncurrent [Line Items]
Split dollar insurance policies, death benefits	5,000,000		5,000,000
Maximum
Accrued Liabilities and Other Liabilities, Noncurrent [Line Items]
Split dollar insurance policies, death benefits	10,000,000		10,000,000
PEP and Supplemental PEP
Accrued Liabilities and Other Liabilities, Noncurrent [Line Items]
PEP and Supplemental PEP obligations			$ 102,206,000	$ 93,877,000